Financial Instruments - Summary of Fair Value Measurements Carried at Fair Value in the Consolidated Statement of Financial Position (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Assets
Money market accounts	$ 2,390
Warrants	16
Embedded derivatives	1	$ 12
Forward exchange contracts		9
Financial assets at fair value through earnings	2,407	21
Available for sale investments		33
Financial assets at fair value through other comprehensive income	23
Total assets	2,430	54
Liabilities
Embedded derivatives		(63)
Forward exchange contracts		(16)
Contingent consideration	(2)	(1)
Financial liabilities at fair value through earnings	(2)	(80)
Derivatives used for hedging	(76)	(246)
Total liabilities	(78)	(326)
Level 1 [member]
Assets
Available for sale investments		7
Financial assets at fair value through other comprehensive income	2
Total assets	2	7
Level 2 [member]
Assets
Money market accounts	2,390
Embedded derivatives	1	12
Forward exchange contracts		9
Financial assets at fair value through earnings	2,391	21
Available for sale investments		26
Financial assets at fair value through other comprehensive income	21
Total assets	2,412	47
Liabilities
Embedded derivatives		(63)
Forward exchange contracts		(16)
Financial liabilities at fair value through earnings		(79)
Derivatives used for hedging	(76)	(246)
Total liabilities	(76)	(325)
Level 3 [member]
Assets
Warrants	16
Financial assets at fair value through earnings	16
Total assets	16
Liabilities
Contingent consideration	(2)	(1)
Financial liabilities at fair value through earnings	(2)	(1)
Total liabilities	$ (2)	$ (1)